Note 10 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]
	2014	2013
Fixed rate	$223	$237
Variable rate	51,011	60,971
Standby letters of credit	4,110	6,257